Segment Information - Assets by Segment (Details) - USD ($) $ in Millions	Jan. 01, 2023	Dec. 31, 2022		Jan. 01, 2022	Dec. 31, 2021		Jan. 01, 2021
Segment Reporting Information [Line Items]
Total assets	$ 311,022	$ 311,022	[1]	$ 373,914	$ 373,914	[1]	$ 353,510
Operating Segments | Retail Annuities
Segment Reporting Information [Line Items]
Total assets		269,755			328,227
Operating Segments | Closed Life and Annuity Blocks
Segment Reporting Information [Line Items]
Total assets		28,927			32,311
Operating Segments | Institutional Products
Segment Reporting Information [Line Items]
Total assets		10,175			10,712
Corporate and Other
Segment Reporting Information [Line Items]
Total assets		$ 2,165			$ 2,664

[1]	(1) Recast for the adoption of ASU 2018-12. See Notes 1 and 2 to the Consolidated Financial Statements.